Financial Risk Management Policy (Details) - Schedule of the Parent Company and its Colombian Subsidiaries	12 Months Ended
Dec. 31, 2023
All risk, damages and loss of profits [Member]
Schedule of the Parent Company and its Colombian Subsidiaries [Line Items]
Coverage limits	In accordance with replacement and reconstruction amounts, with a maximum limit of liability for each policy.
Coverage	Losses or sudden and unforeseen damage and incidental damage sustained by covered property, directly arising from any event not expressly excluded. Covers buildings, furniture and fixtures, machinery and equipment, goods, electronic equipment, facility improvements, loss of profits and other property of the insured party.
Transport of goods and money [Member]
Schedule of the Parent Company and its Colombian Subsidiaries [Line Items]
Coverage limits	In accordance with the statement of transported values and a maximum limit per dispatch. Differential limits and sub-limits apply by coverage.
Coverage	Property and goods owned by the insured that are in transit, including those on which it has an insurable interest.
Extracontractual civil liability [Member]
Schedule of the Parent Company and its Colombian Subsidiaries [Line Items]
Coverage limits	Differential limits and sublimits per coverage apply.
Coverage	Covers damages caused to third parties during the operation.
Director’s and officers’ third party liability insurance [Member]
Schedule of the Parent Company and its Colombian Subsidiaries [Line Items]
Coverage limits	Differential limits and sub-limits apply by coverage.
Coverage	Covers claims against directors and officers arising from error or omission while in office.
Deception and financial risks [Member]
Schedule of the Parent Company and its Colombian Subsidiaries [Line Items]
Coverage limits	Differential limits and sub-limits apply by coverage.
Coverage	Loss of money or securities in premises or in transit. Willful misconduct of employees that result in financial loss.
Group life insurance and personal accident insurance [Member]
Schedule of the Parent Company and its Colombian Subsidiaries [Line Items]
Coverage limits	The insured amount relates to the number of wages defined by the Company.
Coverage	Death and total and permanent disability arising from natural or accidental events.
Vehicles [member]
Schedule of the Parent Company and its Colombian Subsidiaries [Line Items]
Coverage limits	There is a defined ceiling per each coverage
Coverage	Third party liability. Total and partial loss - Damages. Total and partial loss - Theft Earthquake Other coverages as described in the policy.
Cyber risk [Member]
Schedule of the Parent Company and its Colombian Subsidiaries [Line Items]
Coverage limits	Differential limits and sub-limits apply by coverage.
Coverage	Direct losses arising from malicious access to the network and indirect losses from third party liability whose personal data have been affected by an event covered by the policy.